Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information
(19)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses [1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues [2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	—	12	(2)	11
Interest expense	—	—	—	70	70
Other operating expenses	182	158	181	88	609

Total benefits and expenses	$1,129	$618	$1,159	$22	$2,928

Income (loss) before federal income taxes and noncontrolling interests	$354	$193	$300	$(1,567)	$(720)

Less: non-operating net realized investment losses [1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(156)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$354	$193	$300	$(54)

Assets as of year end	$58,218	$25,211	$22,959	$6,294	$112,682

[1]

Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

[2]	Includes operating items discussed above.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses [1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues [2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	—	19	(2)	18
Interest expense	—	—	—	55	55
Other operating expenses	180	143	172	79	574

Total benefits and expenses	$1,157	$597	$1,176	$120	$3,050

Income (loss) before federal income taxes and noncontrolling interests	$185	$192	$261	$(434)	$204

Less: non-operating net realized investment losses [1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(59)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$185	$192	$261	$(36)

Assets as of year end	$53,113	$25,599	$22,874	$5,811	$107,397

[1]

Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

[2]	Includes operating items discussed above.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$522	$93	$634	$(4)	$1,245
Premiums	191	—	279	—	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains [1]	—	—	—	619	619
Other-than-temporary impairment losses	—	—	—	(575)	(575)
Other revenues [2]	(168)	—	—	(1)	(169)

Total revenues	$1,107	$772	$1,405	$185	$3,469

Benefits and expenses:
Interest credited to policyholder accounts	$394	$433	$201	$72	$1,100
Benefits and claims	247	—	538	27	812
Policyholder dividends	—	—	87	—	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	—	—	—	55	55
Other operating expenses	178	149	184	68	579

Total benefits and expenses	$819	$636	$1,213	$494	$3,162

Income (loss) before federal income taxes and noncontrolling interests	$288	$136	$192	$(309)	$307

Less: non-operating net realized investment gains [1]	—	—	—	(619)
Less: non-operating net other-than-temporary impairment losses	—	—	—	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	—	—	—	297
Less: net loss attributable to noncontrolling interest	—	—	—	52

Pre-tax operating earnings (loss)	$288	$136	$192	$(4)

Assets as of year end	$48,891	$25,035	$22,115	$2,948	$98,989

[1]

Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

[2]	Includes operating items discussed above.